Income Taxes - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Income Taxes [Line Items]
Changes that directly affected the Income tax expense	¥ (112,781)	¥ 1,897	¥ 4,444
Others	14,359	46,732	50,852
Net operating loss carryforwards	1,590,000	1,590,000
Unrecognized tax benefits, interest and penalties	675	506	517
Unrecognized tax benefits	¥ 1,867	¥ 1,300	¥ 1,632	¥ 1,691
Japan
Income Taxes [Line Items]
Open tax year	2008
United States of America
Income Taxes [Line Items]
Open tax year	2002
United Kingdom
Income Taxes [Line Items]
Open tax year	2015
Parent Company
Income Taxes [Line Items]
Net operating loss carryforwards	¥ 879,000
Operating loss carryforwards, expiration date	Mar. 31, 2018
Parent Company | Previous Intragroup reorganization
Income Taxes [Line Items]
Net operating loss carryforwards	¥ 865,000
Mizuho Securities Company Limited | Restructuring Charges | Minimum
Income Taxes [Line Items]
Operating loss carryforwards, expiration date	Mar. 31, 2026
Mizuho Securities Company Limited | Organizational Restructuring
Income Taxes [Line Items]
Net operating loss carryforwards	¥ 378,000